BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Series E Shares Issued	437.5	250
Detachable Warrants Issued	0	0
Gross Proceeds Received	$ 437,500	$ 250,000
Gross Valuation of Warrants Issued	0	0
Gross Valuation of Beneficial Conversion	437,500	763,619
Proceeds Allocated to Warrants	0	0
Proceeds Allocated to Beneficial Conversion Feature	437,500	250,000
Total Allocation of Proceeds	$ 437,500	$ 250,000